Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (91,031)	$ (7,491)	[1]
Adjustments to reconcile net loss to cash used in operating activities
Equity-based compensation	1,282	34	[2]
Depreciation	135	163	[2]
Amortization of financed right of use asset	67		[2]
Depreciation and amortization	202	163	[2]
Amortization of operating right of use asset	68	103	[2]
Amortization of right of use assets	135	103	[2]
Non-cash interest expense	73		[2]
Amortization of discount on note payable		94	[2]
Accretion (amortization) of discounts (premiums) on investments		94	[2]
Settlement of litigation through the issuance of common shares	1,674		[2]
Loss (gain) on fair market value of financial instruments	74,362	(230)	[2]
Other non-cash adjustments	419	39	[2]
Other non-cash adjustments	76,455	(191)	[2]
Changes in operating assets and liabilities:
Prepaid and other assets	(1,035)	(32)	[2]
Accounts payable	(2,785)	95	[2]
Accrued liabilities	(1,364)	(1,025)	[2]
Other liabilities		49	[2]
Accrued and other liabilities	(1,364)	(976)	[2]
Operating lease liability	(103)	(76)	[2]
Net cash used in operating assets and liabilities	(5,287)	(989)	[2]
Net cash used in operating activities	(18,238)	(8,277)	[2]
Cash flows from investing activities:
Capital expenditures and equipment deposits	(6,297)	(1,055)	[2]
Net cash used in investing activities	(6,297)	(1,055)	[2]
Cash flows from financing activities:
Proceeds from issuance of USARE LLC Preferred Series A-1 and A-2 units, and warrants	15,250		[2]
Proceeds from issuance of USARE LLC Preferred Series A units, and warrants	8,000		[2]
Payment of issuance cost for USARE LLC Preferred Series A, and warrants	(400)		[2]
Payment of issuance cost for USARE LLC Convertible Preferred Class C-1 units		(483)	[2]
IPXX contribution of capital through merger	22,867		[2]
Prepayment of Forward Purchase Agreements	(20,789)		[2]
Proceeds from termination of Forward Purchase Agreements	20,789		[2]
Payment of securities issuance costs	(8,281)	(89)	[2]
Proceeds from issuance of equity and warrants under PIPE financing, net	70,178		[2]
Proceeds from exercise of warrants	21,951		[2]
Net cash provided by (used in) financing activities	129,565	(572)	[2]
Net change in cash and cash equivalents	105,030	(9,904)	[2]
Cash and cash equivalents, beginning of year	16,761	13,199	[2]
Cash and cash equivalents, end of period	121,791	3,295	[2]
Supplemental disclosure of cash flow information:
USARE LLC Convertible Preferred Class C and C-1 unit dividends	1,960	3,621	[2]
USARE LLC Convertible Preferred Class A-1 and A-2 unit dividends	1,082		[2]
Finance right of use assets obtained in exchange for finance lease liabilities	1,233		[2]
Non-cash lease liabilities arising from obtaining right of use assets	$ 427		[2]

[1]	Recast
[2]	Recast